SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of property and equipment

Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

Estimated useful lives of intangible assets

Estimated Useful Life
Software	10 Years
Domain name	10 Years
Trademark	10 Years

Summary of disaggregation of revenue

	For the years ended December 31,
	2019	2020	2021
Used-car sales	$—	$—	$251,054
New-car wholesales	45,848	1,207	2,786
Total revenues	$45,848	$1,207	$253,840